Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Turnover by Segment

	2017	2016	2015
Turnover by segment	£m	£m	£m
Pharmaceuticals	17,276	16,104	14,157
Vaccines	5,160	4,592	3,656
Consumer Healthcare	7,750	7,193	6,038

Segment turnover	30,186	27,889	23,851
Corporate and other unallocated turnover	–	–	72

	30,186	27,889	23,923

Segment Profit and Operating Profit

	2017	2016 (revised)	2015 (revised)
Segment profit	£m	£m	£m
Pharmaceuticals	8,667	7,976	6,449
Pharmaceuticals R&D	(2,740)	(2,488)	(2,168)

Pharmaceuticals, including R&D	5,927	5,488	4,281
Vaccines	1,644	1,429	958
Consumer Healthcare	1,373	1,116	684

Segment profit	8,944	8,033	5,923
Corporate and other unallocated costs	(376)	(362)	(264)
Other reconciling items between segment profit and operating profit	(4,481)	(5,073)	4,663

Operating profit	4,087	2,598	10,322
Finance income	65	72	104
Finance costs	(734)	(736)	(757)
Profit on disposal of interest in associates	94	–	843
Share of after tax profits of associates and joint ventures	13	5	14

Profit before taxation	3,525	1,939	10,526
Taxation	(1,356)	(877)	(2,154)

Profit after taxation for the year	2,169	1,062	8,372

Depreciation and amortisation by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	551	440	303
Pharmaceuticals R&D	96	211	238

Pharmaceuticals, including R&D	647	651	541
Vaccines	405	315	253
Consumer Healthcare	135	126	140

Segment depreciation and amortisation	1,187	1,092	934
Corporate and other unallocated depreciation and amortisation	144	94	145
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	591	588	551

Total depreciation and amortisation	1,922	1,774	1,630

PP&E, intangible asset and goodwill impairment by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	38	29	57
Pharmaceuticals R&D	10	88	105

Pharmaceuticals, including R&D	48	117	162
Vaccines	13	34	17
Consumer Healthcare	10	46	5

Segment impairment	71	197	184
Corporate and other unallocated impairment	3	24	18
Other reconciling items between segment impairment and total impairment	995	68	385

Total impairment	1,069	289	587

PP&E and intangible asset impairment reversals by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	(13)	(15)	(8)
Pharmaceuticals R&D	(2)	(10)	(10)

Pharmaceuticals, including R&D	(15)	(25)	(18)
Vaccines	–	(19)	–
Consumer Healthcare	(1)	(8)	(4)

Segment impairment reversals	(16)	(52)	(22)
Corporate and other unallocated impairment reversals	–	(26)	(2)
Other reconciling items between segment impairment reversals and total impairment reversals	(36)	(9)	–

Total impairment reversals	(52)	(87)	(24)

	2017	2016
Net assets by segment	£m	£m
Pharmaceuticals	2,017	3,225
Pharmaceuticals R&D	522	572

Pharmaceuticals, including R&D	2,539	3,797
Vaccines	9,707	9,676
Consumer Healthcare	2,003	3,721

Segment net operating assets	14,249	17,194
Corporate and other unallocated net operating assets	868	(228)

Net operating assets	15,117	16,966
Net debt	(13,178)	(13,804)
Investments in associates and joint ventures	183	263
Derivative financial instruments	2	(38)
Current and deferred taxation	1,252	1,361
Assets held for sale	113	215

Net assets	3,489	4,963

Summary of Geographical Information

Geographical information

The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2017 £m	2016 £m	2015 £m
UK	940	1,056	1,102
US	11,263	10,197	8,222
International	17,983	16,636	14,599

External turnover	30,186	27,889	23,923

		2017	2016
Non-current assets by location of subsidiary		£m	£m
UK		6,824	7,060
US		6,841	7,802
International		20,901	21,234

Non-current assets		34,566	36,096

Pharmaceuticals [member]
Turnover by Product & Service

	2017	2016	2015
Pharmaceuticals turnover by therapeutic area	£m	£m	£m
Respiratory	6,991	6,510	5,741
HIV	4,350	3,556	2,322
Immuno-inflammation	377	340	263
Established Pharmaceuticals	5,558	5,698	5,831

	17,276	16,104	14,157

Consumer Healthcare [member]
Turnover by Product & Service
	2017	2016	2015
Consumer Healthcare turnover by category	£m	£m	£m
Wellness	4,001	3,726	2,970
Oral care	2,466	2,223	1,875
Nutrition	680	674	684
Skin health	603	570	509

	7,750	7,193	6,038

Vaccines [member]
Turnover by Product & Service

	2017	2016	2015
Vaccines turnover by category	£m	£m	£m
Meningitis	890	662	326
Influenza	488	414	268
Shingles	22	–	–
Established Vaccines	3,760	3,516	3,062

	5,160	4,592	3,656